Condensed Interim Consolidated Statements of Changes in Equity - USD ($)	Total	Share capital [Member]	Additional paid-in capital [Member]	Treasury stock [Member]	Accumulated surplus / (deficit) [Member]
Balance at Dec. 31, 2014	$ 327,200,093	$ 261,000	$ 339,082,131	$ (1,278,546)	$ (10,864,492)
Balance (in shares) at Dec. 31, 2014		25,980,600
Share based compensation	1,436,505	$ 0	1,436,505	0	0
Dividend payments	(12,980,285)	$ 2,297	(2,292,266)	0	(10,690,316)
Dividend payments (in shares)		229,711
Profit for the period	31,954,965	$ 0	0	0	31,954,965
Balance at Dec. 31, 2015	347,611,278	$ 263,297	338,226,370	(1,278,546)	10,400,157
Balance (in shares) at Dec. 31, 2015		26,210,311
Equity offering	64,119,332	$ 75,000	64,044,332	0	0
Equity offering (in shares)		7,500,000
Share based compensation	978,672	$ 0	978,672	0	0
Repurchase of common stock	(2,993,931)	$ 0	0	(2,993,931)	0
Repurchase of common stock (in shares)		(366,347)
Dividend payments	(9,353,986)	$ 2,316	1,869,377	0	(11,225,679)
Dividend payments (in shares)		231,647
Profit for the period	7,435,706	$ 0	0	0	7,435,706
Balance at Sep. 30, 2016	$ 407,797,071	$ 340,613	$ 405,118,751	$ (4,272,477)	$ 6,610,184
Balance (in shares) at Sep. 30, 2016		33,575,611